Annual Total Returns [BarChart] - Prospectus-SI Class - Payden Equity Income Fund - SI Class	Feb. 28, 2021
Bar Chart Table:
Annual Return 2015	1.90%
Annual Return 2016	15.05%
Annual Return 2017	15.92%
Annual Return 2018	(6.61%)
Annual Return 2019	28.03%
Annual Return 2020	0.84%